Financial Risk Management - Summary of Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ (1)	€ (1)	€ 1	€ (11)
Included in Unrealized (losses) / gains on foreign currency derivatives - net	4	7	3	13
Derivatives that do not qualify for hedge accounting [member] | Other gains and losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(1)	(2)	(2)	(11)
Included in Unrealized (losses) / gains on foreign currency derivatives - net	5	5	4	12
Derivatives that qualify for hedge accounting [member] | Other gains and losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(2)		(1)
Realized gains / (losses) in ineffective portion of derivatives	0	0	0	0
Derivatives that qualify for hedge accounting [member] | Revenue [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	2	(1)	4	(2)
Included in Unrealized (losses) / gains on foreign currency derivatives - net	(1)	2	(1)	1
Derivatives that qualify for hedge accounting [member] | Other comprehensive income (loss) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Included in Unrealized (losses) / gains on foreign currency derivatives - net	(22)	25	(11)	28
(Losses) / gains reclassified from cash flow hedge reserve to Consolidated Income Statement	€ (1)	€ (1)	€ (3)	€ 1